Operating leases - Supplemental cash flows information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating leases
Cash payments for operating leases	¥ 783,337	¥ 761,352	¥ 707,140
ROU assets obtained in exchange for operating lease liabilities	¥ 978,608	¥ 910,144	¥ 1,158,347
Weighted average remaining lease term	2 years 10 months 2 days
Weighted average discount rate	4.77%